Taxes On Income (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates			25.00%	26.50%	26.50%
Period for certain income from approved enterprise program to be tax exempt, in years			2 years
Tax rate for certain income from approved enterprise program			25.00%
Period of reduced tax rate for certain income from approved enterprise program, in years			8 years
Commencement of production maximum period for tax exempt income, in years			12 years
Period after date of approval which income is not longer tax exempt, in years			14 years
Minimum percentage of income from exports			25.00%
Tax-exempt profits earned by the company's "Approved Enterprises" and "Privileged Enterprises			$ 630,000,000
Alternative tax rate			25.00%
Income tax liability			$ 157,500,000
Withholding tax rate on distribution of preferred income			15.00%
Liability for unrecognized tax benefits			$ 46,847,000	$ 49,813,000	$ 46,158,000
Accrued interest and penalties			1,157,000	3,952,000
Income from tax settlement			12,200	$ (400,000)
Available carry forward tax losses			108,781,000
Available carry forward tax losses non-Israeli subsidiaries			$ 40,330,000
Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate			7.00%	10.00%
Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate			12.50%	15.00%
Maximum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			10 years
Minimum
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Period of reduced tax rate for certain income from approved enterprise program, in years			5 years
Tax Year 2014
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Withholding tax rate on distribution of preferred income			20.00%
Tax Year 2014 | Development Area A
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate			9.00%
Tax Year 2014 | Other Regions
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Preferred Enterprise tax rate			16.00%
Scenario, Forecast
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Corporate tax rates	23.00%	24.00%